UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4074

GENERAL NEW YORK MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	01/31/06

FORM N-Q

Item 1. Schedule of Investments.

General New York Municipal Bond Fund, Inc.
Statement of Investments
January 31, 2006 (Unaudited)
	Principal
Long-Term Municipal Investments--99.3%	Amount ($)		Value ($)

New York--94.5%

Buffalo Fiscal Stability Authority,
Sales Tax and State Aid Secured
5%, 9/1/2016 (Insured; MBIA)	3,000,000		3,257,910

Erie County Industrial Development Agency,
School Facility Revenue
(City School District of the City of Buffalo Project):
5.75%, 5/1/2024	2,000,000		2,259,800
5.75%, 5/1/2025	2,000,000		2,259,800

Hempstead Industrial Development Agency,
Civic Facility Revenue (Adelphi University Civic Facility)
5%, 10/1/2030	2,000,000		2,054,340

Huntington Housing Authority, Senior Housing Facility Reve
(Gurwin Jewish Senior Residences) 6%, 5/1/2029	1,370,000		1,383,152

Jefferson County Industrial Development Agency, SWDR
(International Paper Co.) 5.20%, 12/1/2020	2,000,000		2,020,360

Long Island Power Authority, Electric System Revenue
5.25%, 12/1/2014	3,000,000		3,271,230

Metropolitan Transportation Authority:
Dedicated Tax Fund
5.25%, 11/15/2025 (Insured; FSA)	4,000,000		4,285,600
Revenue
5.50%, 11/15/2018 (Insured; AMBAC)	4,000,000		4,414,880
Transit Facilities:
5.125%, 1/1/2012
(Insured; FSA)	1,220,000	a	1,323,395
5.125%, 7/1/2012
(Insured; FSA)	2,780,000	a	3,033,369
Service Contract
5.125%, 1/1/2029	1,090,000		1,146,342

Nassau County Industrial Development Agency, IDR
(Keyspan-Glenwood Energy Project) 5.25%, 6/1/2027	4,000,000		4,116,120

New York City:
5%, 11/1/2019	3,000,000		3,157,200
5.375%, 12/1/2020	1,000,000		1,076,510
5.50%, 8/1/2021	2,500,000		2,714,775
5%, 8/1/2022	2,000,000	2,097,900
5.50%, 6/1/2023	1,600,000	1,727,392
5.25%, 8/15/2024	4,000,000	4,255,880
5%, 4/1/2030	3,500,000	3,608,290
5%, 4/1/2035	2,000,000	2,056,900
New York City Housing Development Corp., Revenue:
Capital Fund Program (New York City Housing Authority
Program) 5%, 7/1/2025 (Insured; FGIC)	1,200,000		1,260,168
Multi Family Housing 5.25%, 11/1/2030	3,500,000		3,654,455

New York City Industrial Development Agency:
Civic Facility Revenue
(College of Aeronautics Project) 5.50%, 5/1/2028	1,600,000		1,617,040
Revenue (Liberty-7 World Trade Center Project)
6.25%, 3/1/2015	1,000,000		1,044,050
Special Facility Revenue:
(American Airlines, Inc. John F. Kennedy
International Airport Project) 8%, 8/1/2028	2,000,000		2,126,000
(Terminal One Group Association, L.P. Project):
5.50%, 1/1/2018	1,000,000		1,074,690
5.50%, 1/1/2024	3,000,000		3,196,950

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue:
5.75%, 6/15/2009 (Insured; FGIC)	2,000,000	a	2,168,320
5%, 6/15/2022	3,000,000		3,160,200
5.25%, 6/15/2034	2,490,000		2,605,959
5%, 6/15/2037	2,500,000		2,587,050

New York City Transitional Finance Authority,
Future Tax Secured Revenue:
6%, 5/15/2010	760,000	a	845,576
6%, 5/15/2010	2,240,000	a	2,492,224
5%, 11/1/2022	4,000,000		4,248,680
5%, 11/1/2025	2,000,000		2,111,220

New York Liberty Development Corp.,
Revenue (Goldman Sachs Headquarters Issue)
5.25%, 10/1/2035	1,640,000		1,821,482

New York State Dormitory Authority, Revenue:
(Catholic Health Services of Long Island-
Saint Francis Hospital) 5%, 7/1/2021	3,000,000		3,077,580
(Columbia University):
5.25%, 7/1/2017	2,500,000		2,805,925
5.125%, 7/1/2021	3,630,000		3,875,316
5%, 7/1/2024	2,000,000		2,111,100
5%, 7/1/2031	2,000,000		2,112,180
Consolidated City University Systems:
5.625%, 7/1/2016	2,500,000		2,812,350
5.75%, 7/1/2016 (Insured; FGIC)	2,000,000		2,178,760
5.75%, 7/1/2018	2,500,000		2,848,700
5.75%, 7/1/2018 (Insured; FSA)	1,290,000		1,476,753
Court Facilities, Lease 5.25%, 5/15/2012	3,220,000		3,457,024
Department of Health:
5.75%, 7/1/2006 (Insured; MBIA)	2,075,000	a	2,137,893

5%, 7/1/2015	3,885,000		4,150,190
5%, 7/1/2025 (Insured; FGIC)	3,000,000		3,143,340
Hospital Mortgage
(Lutheran Medical Center)
5%, 8/1/2016 (Insured; MBIA)	1,000,000		1,062,850
(Manhattan College) 5.50%, 7/1/2016	2,000,000		2,178,200
(Miriam Osborne Memorial Home)
6.875%, 7/1/2019 (Insured; ACA)	1,475,000		1,653,534
(Mount Sinai NYU Health Obligated Group):
Series A, 5.50%, 7/1/2026	2,000,000		2,021,720
Series C, 5.50%, 7/1/2026	500,000		506,225
(New York Methodist Hospital) 5.25%, 7/1/2033	2,000,000		2,093,360
(Rochester University) 5%, 7/1/2034	4,000,000		4,110,480
Secured Hospital:
(New York Downtown Hospital)
5.30%, 2/15/2020 (Insured; MBIA)	2,500,000		2,622,150
(North General Hospital) 5.75%, 2/15/2016	4,035,000		4,459,442
State Personal Income Tax, Education
5.375%, 3/15/2013	1,000,000	a	1,106,560
State University Educational Facilities:
Lease 5.50%, 7/1/2011 (Insured; FGIC)	1,475,000	a	1,621,276
5.875%, 5/15/2017	2,060,000		2,373,944
(Mental Health Facilities Improvement)
5%, 2/15/2028	845,000		870,063
(Winthrop-South Nassau University Hospital
Obligated Group) 5.50%, 7/1/2023	1,825,000		1,926,561

New York State Energy Research and Development Authority
Gas Facilities Revenue (Brooklyn Union Gas Co. Project)
6.368%, 4/1/2020	5,000,000		5,372,900

New York State Housing Finance Agency, Revenue:
(LooseStrife Fields Apartments and Fairway Manor)
6.75%, 11/15/2036 (Collateralized; FHA)	25,000		26,081
Service Contract Obligation:
6%, 9/15/2006	6,535,000	a	6,772,482
6%, 9/15/2008	1,770,000	a	1,877,351
5.50%, 9/15/2018	2,000,000		2,098,160

New York State Medical Care Facilities Finance Agency,
Hospital and Nursing Home Insured Mortgage Revenue
6.125%, 2/15/2007 (Insured; MBIA)	215,000		217,608

New York State Mortgage Agency,
Homeowner Mortgage Revenue
5.35%, 10/1/2026	2,000,000		2,056,960

New York State Power Authority:
5%, 11/15/2015 (Insured; MBIA)	6,000,000		6,439,200
5%, 11/15/2018 (Insured; FGIC)	1,000,000		1,079,860
5%, 11/15/2020	2,500,000		2,645,975

New York State Thruway Authority:
General Revenue
5%, 1/1/2024 (Insured; AMBAC)	3,000,000		3,166,590
Highway and Bridge Trust Fund
6.50%, 4/1/2011 (Insured; FGIC)	1,225,000	a	1,352,204
Second General Highway and Bridge Trust Fund
6.191%, 4/1/2019 (Insured; AMBAC)	2,250,000	b,c	2,587,050
Service Contract Revenue, Local Highway and Bridge:
6%, 4/1/2007	1,965,000	a	2,064,940
5.75%, 4/1/2009	2,000,000	a	2,161,300
5.25%, 4/1/2011	3,295,000	a	3,570,890

New York State Urban Development Corp.:
Correctional Facilities Revenue:
5.50%, 1/1/2014	3,000,000		3,244,710
5.50%, 1/1/2014 (Insured; FSA)	3,000,000		3,351,180
Correctional and Youth Facilities, Service
Contract Revenue 5.25%, 1/1/2010	2,000,000		2,120,620
State Personal Income Tax, Facilities and
Equipment 5.50%, 3/15/2013 (Insured; FGIC)	3,000,000	a	3,342,990

Newburgh Industrial Development Agency, IDR (Bourne and
Kenney Redevelopment Co.):
5.65%, 8/1/2020 (Guaranteed; SONYMA)	25,000		26,135
5.75%, 2/1/2032 (Guaranteed; SONYMA)	1,535,000		1,621,666

Niagara County Industrial Development Agency, SWDR:
5.625%, 11/15/2014	2,000,000		2,106,320
5.55%, 11/15/2015	1,500,000		1,569,705

North Country Development Authority, Solid Waste
Management System Revenue
6%, 5/15/2015 (Insured; FSA)	2,260,000		2,555,947

Onondaga County Industrial Development Agency,
Sewer Facilities Revenue
(Bristol Meyers Squibb Co. Project) 5.75%, 3/1/2024	4,000,000		4,510,280

Orange County Industrial Development Agency,
Life Care Community Revenue
(Glenn Arden Inc. Project) 5.625%, 1/1/2018	1,000,000		969,170

Port Authority of New York and New Jersey,
Special Obligation Revenue
(Special Project-JFK International Air Terminal)
6.25%, 12/1/2013 (Insured; MBIA)	5,000,000		5,617,500

Rensselaer County Industrial Development Agency, IDR
(Albany International Corp.) 7.55%, 6/1/2007	4,000,000		4,194,400

Sales Tax Asset Recievable Corp.,
Sales Tax Revenue:
5%, 10/15/2020 (Insured; MBIA)	1,675,000		1,793,841
5%, 10/15/2029 (Insured; AMBAC)	4,000,000		4,190,920

Tobacco Settlement Financing Corp. of New York, Revenue:
5.50%, 6/1/2018	1,000,000		1,090,430
5.50%, 6/1/2021	3,000,000		3,292,380

Triborough Bridge and Tunnel Authority:
5%, 11/15/2032 (Insured; MBIA)	3,000,000		3,098,220
General Purpose Revenue
5.50%, 1/1/2022	2,000,000	a	2,312,920

Ulster County Industrial Development Agency, Civic
Facility (Benedictine Hospital Project)
6.45%, 6/1/2024	1,950,000		1,877,870

Westchester Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-Backed Bonds
5%, 6/1/2026	2,000,000		1,963,560

U.S. Related--4.8%

Children's Trust Fund of Puerto Rico, Tobacco
Settlement Revenue 6%, 7/1/2010	2,695,000	a	2,972,477

Guam Waterworks Authority,
Water and Wastewater System Revenue
5.875%, 7/1/2035	1,000,000		1,053,130

Puerto Rico Electric Power Authority, Power Revenue
5.625%, 7/1/2010 (Insured; FSA)	3,000,000	a	3,296,700

Puerto Rico Highway and Transportation Authority,
Transportation Revenue
5.75%, 7/1/2010 (Insured; MBIA)	2,420,000	a	2,665,364

Puerto Rico Infrastructure Financing Authority,
Special Tax Revenue
Zero Coupon, 7/1/2030 (Insured; FGIC)	2,500,000		809,125

Puerto Rico Public Finance Corp.
(Commonwealth Appropriation Bonds)
5.75%, 2/1/2012	2,000,000		2,177,060

Total Investments (cost $257,065,948)	99.3%		267,642,856

Cash and Receivables (Net)	.7%		1,904,156

Net Assets	100.0%		269,547,012

Notes To Financial Statements:

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Inverse floater security--the interest rate is subject to change periodically.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
January 31, 2006, this security amounted to $2,587,050 or 1.0% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Comission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL NEW YORK MUNICIPAL BOND FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 16, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 16, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)